TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Schedule of Trade Payables and Other

	At December 31,
	2022		2021
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	1,155	—	1,065
Fixed assets payables	—	36	—	22
Employees' entitlements	—	195	—	185
Taxes payable other than income tax	—	17	—	16
Contract liabilities and other liabilities to customers	20	55	4	77
Other payables	23	9	28	12
Total other	43	312	32	312
Total trade payables and other	43	1,467	32	1,377

Schedule of Contract Liabilities and Other Liabilities to Customers

	At December 31,
	2022		2021
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	19	—	3	—
Advance payment from customers	—	6	—	7
Unrecognized variable consideration (A)	1	49	1	67
Other	—	—	—	3
Total contract liabilities and other liabilities to customers	20	55	4	77
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.